Federal Income Taxes - Schedule of Valuation Allowance by Tax Jurisdiction (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Total valuation allowance	$ 29,063	$ 68,121
U [S]
Total valuation allowance	15,616	60,920
Canada [Member]
Total valuation allowance	1,999
Australia [Member]
Total valuation allowance	5,190	5,187
T [R]
Total valuation allowance	$ 6,258	$ 2,014